Acquired Intangible Assets and Goodwill - Intangible assets (Details) - Forge Nano, Inc. $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) segment	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Acquired Intangible Assets and Goodwill
Acquired patents, Gross Carrying Amount	$ 3,212		$ 3,212	$ 3,212
Acquired patents, Accumulated Amortization	(1,725)		(1,623)	(1,420)
Developed technology asset, Net Carrying Amount	$ 1,487		$ 1,589	1,792
Acquired patents useful life	15 years		15 years
Amortization of intangible assets	$ 102	$ 102	$ 203	$ 253
Reporting units | segment	3		3